Significant Accounting Policies and Practices (Details) - Schedule of consolidated subsidiaries and/or entities	12 Months Ended
Dec. 31, 2022
Jerrick Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
Abacus Tech Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Australia
Company Ownership Interest	100.00%
What to Buy, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
Dune Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	50.00%
OG Collection, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	89.00%
Orbit Media LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	New York
Company Ownership Interest	51.00%
WHE Agency, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	44.00%